Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail)	Dec. 31, 2020 USD ($)
Deposits [Abstract]
2021	$ 209,556,000
2022	58,234,000
2023	11,603,000
2024	3,490,000
2025	2,729,000
Thereafter	1,226,000
Total	$ 286,838,000